Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets and Liabilities
	December 31,
	2012	2011

	(Millions)
Regulatory assets:
Grossed-up deferred taxes on equity funds used during construction	$100	$103
Asset retirement obligations	135	122
Fuel cost	30	26
Levelized incremental depreciation	34	33
Other	16	24
	$315	$308
Regulatory liabilities:
Negative salvage	$204	$158
Postretirement benefits other than pension	42	39
Other	19	9
	$265	$206